Investment Strategy - AltShares Event-Driven ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its investment objective, the Fund employs a “long/short” event-driven strategy, which seeks to profit by investing, long and/or short, in the equity and debt securities of companies whose prices Water Island Capital, LLC (the “Adviser”) believes are or will be impacted by a publicly announced or anticipated corporate event. The strategy may invest both long and short across various industries/sectors, market capitalizations, and credit qualities, and in both U.S. and foreign securities, seeking what the Adviser believes are the most favorable event opportunities across the globe. By focusing on event opportunities, the Adviser aims to generate a return profile that is more correlated to the outcomes of each idiosyncratic event rather than the overall direction of broader equity and credit markets.

Corporate events may take the form of “hard” catalysts or “soft” catalysts as described below. The Fund may invest in both hard and soft catalysts, though under normal market conditions the Adviser expects to focus on hard catalyst events – predominantly definitive merger arbitrage investments. Other approaches to event-driven investing in which the Adviser may engage include special situations and other types of arbitrage trades, such as convertible arbitrage and capital structure arbitrage. The Fund will invest in catalysts without bias toward a company’s capital structure, allowing the Fund to position its investments in both equity and credit instruments, selecting whichever security the Adviser believes offers the greatest reward-to-risk ratio for a given event opportunity.

Hard Catalysts: Investment opportunities predicated on hard catalysts tend to be characterized by more definitive outcomes, shorter timelines, and lower levels of volatility. The most common example of a hard catalyst is definitive, publicly announced mergers and acquisitions (“M&A”) whereby a legally binding merger agreement is in place, but hard catalysts may also take other forms including, but not limited to, Dutch tenders (whereby an offer is made to purchase securities within a given price range through an auction structure, wherein shareholders are invited to sell shares over a specific time period by specifying the lowest price within the range that they will accept), yield-to-call opportunities (whereby a company or other entity’s callable bonds are purchased and held until the next anticipated call date, at which point they may be redeemed prior to maturity), and spin-offs (pre-completion, whereby a company has announced its intent to separate its business into two or more separately traded independent entities, which may be able to unlock more shareholder value on a standalone rather than combined basis).

Soft Catalysts: Investment opportunities predicated on soft catalysts tend to be characterized by less certain outcomes, longer timelines, and greater levels of risk – though also commensurate greater potential reward. Examples of soft catalysts include a broad range of events spurred by company-specific, industry-wide, or broad economic conditions such as speculated M&A (whereby certain M&A are anticipated, rumored or in negotiations but are not yet definitive), asset sales, spin-offs (post-completion, whereby a company has completed the separation of its business into two or more separately traded independent entities), turnaround plans, management changes, activist campaigns, transformational M&A (post-completion), corporate levering/de-levering, credit refinancings, recapitalizations, restructurings, and other corporate reorganizations and re-rating opportunities.

The Adviser generally engages in active and frequent trading of portfolio securities to achieve the Fund’s principal investment objective. The Adviser generally seeks to maintain a fully invested portfolio; however, for various reasons, there may be times when the Fund may hold a significant portion of its assets in cash or cash equivalents, including money market and similar cash management funds, money market instruments such as Treasury bills, and other short-term or temporary investments. Such instances may occur for defensive purposes in response to adverse market, economic, political, or other conditions; to preserve the Fund’s ability to capitalize quickly on new market opportunities; because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments; or for other reasons, such as after a period in which several catalysts held by the Fund close in a similar timeframe, yet before capital is redeployed to other opportunities.

In addition, the Fund will hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s net long exposure may exceed 100% of the Fund’s net assets.

The Fund may maintain long and short positions through the use of derivative instruments, including swap agreements, options, futures, and forward contracts, without investing directly in the underlying asset. The Fund may use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund’s assets. Investments in derivative instruments may have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to exposures that exceed the Fund’s total assets and may result in losses that exceed the amount the Fund invested. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The Fund may invest in convertible and non-convertible debt securities, including high yield debt securities, also known as “junk bonds.” Furthermore, the Fund may invest in exchange-traded funds (“ETFs”).

The Fund is not limited with respect to issuer, geography, market capitalization, credit quality, sector or industry.